- FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Financial assets
Cash and cash equivalents	$ 486	$ 1,670
Stablecoin	21
Financial liabilities
TON payable to settle put rights exercised	1,425
Put right liability	7,105
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	686	1,670
Stablecoin	21
Prepaid expenses and other current assets	1,984	555
Financial liabilities
Accounts payable and accrued liabilities	4,146	1,100
TON payable to settle put rights exercised
Put right liability
Warrant liability
Lease liability - current and noncurrent
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Stablecoin
Prepaid expenses and other current assets
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Stablecoin
Prepaid expenses and other current assets
Financial liabilities
Accounts payable and accrued liabilities
TON payable to settle put rights exercised	1,425
Put right liability	7,105
Warrant liability	192	1,952
Lease liability - current and noncurrent	$ 138